LEASES - Supplemental consolidated balance sheet information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Lessee Disclosure [Abstract]
Right-of-use assets	¥ 881	$ 126	¥ 755
Current lease liabilities included within other payables and accruals (Note 16)	264		194
Long-term lease liabilities	585	$ 84	561
Total lease liabilities	¥ 849		¥ 755
Weighted average remaining lease term	5 years	5 years	5 years
Weighted average discount rate	4.50%	4.50%	4.70%